GOODWILL AND INTANGIBLE ASSETS (Summary of Company's Identifiable Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 4,804,685	$ 1,596,400
Intangible assets, accumulated amortization	(1,017,252)	(847,155)
Carrying Value	3,787,433	749,245
Intangible assets, gross	5,006,882	1,794,056
Intangible assets, net	$ 3,989,630	$ 946,901
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	22 years 8 months 12 days	17 years 10 months 24 days
Gross Amount	$ 3,010,938	$ 836,716
Intangible assets, accumulated amortization	(356,194)	(282,801)
Carrying Value	2,654,744	553,915
Indefinite-lived intangible assets (excluding goodwill)	$ 182,979	$ 178,708
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	6 years	8 years 7 months 6 days
Gross Amount	$ 1,630,962	$ 728,377
Intangible assets, accumulated amortization	(623,878)	(541,126)
Carrying Value	$ 1,007,084	$ 187,251
Internally Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	3 years 2 months 12 days	3 years 3 months 18 days
Gross Amount	$ 9,505	$ 7,400
Intangible assets, accumulated amortization	(4,852)	(3,434)
Carrying Value	$ 4,653	$ 3,966
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	3 years 4 months 24 days	2 years 10 months 24 days
Gross Amount	$ 153,280	$ 23,907
Intangible assets, accumulated amortization	(32,328)	(19,794)
Carrying Value	120,952	4,113
Owned Events [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 19,218	$ 18,948